EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.8%
	AUSTRALIA — 5.5%
470,000	Evolution Mining Ltd.	$2,147,484
180,000	Northern Star Resources Ltd.	1,801,041
150,000	Sonic Healthcare Ltd.	2,661,461
630,000	Telstra Group Ltd.	2,012,146
		8,622,132
	BRAZIL — 3.2%
700,000	Ambev S.A. - ADR	1,526,000
250,000	B3 S.A. - Brasil Bolsa Balcao	561,647
550,000	Banco Bradesco S.A. - ADR	1,523,500
165,000	Itau Unibanco Holding S.A. - ADR	1,034,550
40,000	Vale S.A. - ADR	381,200
		5,026,897
	CANADA — 20.2%
30,000	Agnico Eagle Mines Ltd.	3,730,800
350,000	Algonquin Power & Utilities Corp.	2,063,727
500,000	B2Gold Corp.	1,685,000
22,000	Bank of Nova Scotia	1,224,004
300,000	Barrick Mining Corp.	6,336,000
70,000	BCE, Inc.	1,632,794
60,000	Canadian Utilities Ltd. - Class A	1,670,612
500,000	Equinox Gold Corp. *	3,050,000
500,000	IAMGOLD Corp. *	3,380,000
15,000	Nutrien Ltd.	889,800
150,000	Pan American Silver Corp.	4,053,000
50,000	Power Corp. of Canada	2,015,012
		31,730,749
	CHINA — 1.6%
170,000	Alibaba Group Holding Ltd.	2,505,605
	DENMARK — 0.6%
20,000	Novo Nordisk A/S - ADR	941,400
	FINLAND — 1.9%
160,000	Fortum Oyj	2,937,807
	FRANCE — 6.5%
206,000	Engie S.A.	4,612,256
15,000	Sanofi S.A.	1,349,538
40,000	TotalEnergies S.E. - ADR	2,382,000

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
55,000	Veolia Environnement S.A.	$1,864,087
		10,207,881
	GERMANY — 4.3%
75,000	Bayer A.G.	2,340,808
130,000	E.ON S.E.	2,366,941
7,000	SAP S.E.	2,003,423
		6,711,172
	INDONESIA — 1.1%
100,000	Telkom Indonesia Persero Tbk P.T. - ADR	1,760,000
	ITALY — 3.2%
400,000	Enel S.p.A.	3,529,842
85,000	Eni S.p.A.	1,446,251
		4,976,093
	MEXICO — 1.9%
800,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,491,015
500,000	Wal-Mart de Mexico S.A.B. de C.V.	1,473,893
		2,964,908
	NEW ZEALAND — 0.9%
2,600,000	Kiwi Property Group Ltd.	1,493,373
	NORWAY — 4.5%
42,794	Aker BP A.S.A.	1,036,043
100,000	Austevoll Seafood A.S.A.	923,714
55,000	Equinor A.S.A. - ADR	1,416,250
150,000	Norsk Hydro A.S.A.	893,149
180,000	Telenor A.S.A.	2,763,016
		7,032,172
	SINGAPORE — 5.5%
1,200,000	CapitaLand Investment Ltd.	2,569,316
55,000	DBS Group Holdings Ltd.	2,029,459
800,000	Singapore Telecommunications Ltd.	2,390,635
4,000,000	Starhill Global REIT - REIT	1,663,586
		8,652,996
	SOUTH KOREA — 1.4%
100,000	SK Telecom Co., Ltd. - ADR	2,219,000

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN — 6.1%
100,000	Banco Bilbao Vizcaya Argentaria S.A.	$1,670,661
55,000	Endesa S.A.	1,591,065
117,241	Iberdrola S.A.	2,054,360
85,000	Repsol S.A.	1,288,143
578,064	Telefonica S.A.	2,984,322
		9,588,551
	SWEDEN — 1.4%
25,000	Evolution A.B. [1]	2,227,943
	SWITZERLAND — 3.4%
20,000	Novartis A.G. - ADR	2,274,800
10,000	Roche Holding A.G.	3,165,087
		5,439,887
	UNITED KINGDOM — 16.1%
75,000	BP PLC - ADR	2,411,250
150,000	British American Tobacco PLC - ADR	8,052,000
55,000	GSK PLC	2,043,250
520,000	John Wood Group PLC *	63,317
18,000	Reckitt Benckiser Group PLC	1,348,336
35,000	Shell PLC - ADR	2,527,350
40,000	Unilever PLC - ADR	2,337,200
6,000,000	Vodafone Group PLC	6,499,208
		25,281,911
	UNITED STATES — 4.5%
60,000	Newmont Corp.	3,726,000
34,000	Newmont Corp. - CDI	2,113,502
8,000	Philip Morris International, Inc.	1,312,400
		7,151,902
	TOTAL COMMON STOCKS
	(Cost $126,356,873)	147,472,379

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 5.8%
9,055,236	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.112% [2]	$9,055,236
	Total Short-Term Investments
	(Cost $9,055,236)	9,055,236
	TOTAL INVESTMENTS — 99.6%
	(Cost $135,412,109)	156,527,615
	Other Assets in Excess of Liabilities — 0.4%	650,048
	TOTAL NET ASSETS — 100.0%	$157,177,663

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,227,943, which represents 1.42% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.